Investment in Associate	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Investment in Associate

Note 12 —Investment in Associate

VISEN Pharmaceuticals (“VISEN”) was formed in November 2018. The Company has granted VISEN exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China (the “Territory”), and as consideration for the granting of such rights has received a 50% ownership of VISEN. The other investors contributed, in aggregate, $40 million in cash as their consideration for remaining 50% ownership.

VISEN is a private entity not listed on any public exchange, with business activities within developing, manufacturing and commercialization of endocrinology rare disease therapies in the Territory. The Company’s interest in VISEN is accounted for as an associate using the equity method in the consolidated financial statements as the Company has determined that it has significant influence but not joint control.

The following table illustrates the summarized relevant financial information of our investment in VISEN.

2018
VISEN Pharmaceuticals
Principal place of business	Cayman Island
Ownership	50%
(EUR’000)
Profit or loss
Profit / (loss) for the year	(642)
Financial position
Non-current assets	34,819
Current assets	34,155
Non-current liabilities	—
Current liabilities	9
Equity	68,965
Company's share of equity before eliminations	34,483
Elimination of profit recognized at December 31	(17,400)
Company's share of equity	17,083
Investment in associate at December 31	17,083

VISEN requires the Company’s consent to distribute dividend and incur indebtedness outside the normal course of business. At the reporting date, the Company has not given such consent.

VISEN had no contingent liabilities or capital commitments as at December 31, 2018. At the date these consolidated financial statements are authorized for use, no events have occurred after the balance sheet date that would influence the evaluation of these consolidated financial statements.

Transactions with VISEN in 2018 relate to the grant of three exclusive licenses, whereby the Company has received non-cash consideration in form of 40,000,000 shares in VISEN in return, reflecting a fair value of $40 million.

In the consolidated financial statements for 2018, €10.5 million was recognized as license income in the profit or loss, and €6.9 million is recognized as contract liabilities (deferred income) in the consolidated statement of financial position. Please refer to note 4 and note 15.

There are no trade balances held relating to VISEN at December 31, 2018. Similarly, no loans have been granted to or obtained from VISEN, respectively.